Consolidated Statements of Changes In Equity - USD ($) $ in Millions		Total	Equity attributable to the equity holders of the parent	Share Capital		Treasury Shares	Mandatorily Convertible Notes	Additional Paid-in Capital	Retained Earnings	Foreign Currency Translation Adjustments	Unrealized Gains (Losses) on Derivative Financial Instruments relating to CFH	Unrealized Gains (Losses) on Investments in Equity Instruments at FVOCI	Recognized actuarial (losses) gains	Non-controlling interests
Beginning balance (in shares) at Dec. 31, 2020	[1]			1,081,000,000
Beginning balance at Dec. 31, 2020		$ 40,237	$ 38,280	$ 393		$ (538)	$ 840	$ 35,247	$ 22,097	$ (17,053)	$ 229	$ 583	$ (3,518)	$ 1,957
Changes in equity [abstract]
Net income (including non-controlling interests)		15,565	14,956						14,956					609
Other comprehensive income (loss)		2,326	2,365							(1,191)	2,461	594	501	(39)
Total comprehensive income (loss)		17,891	17,321						14,956	(1,191)	2,461	594	501	570
Cancellation of shares (note 11.1)		0		$ (43)		3,493		(3,450)
Recognition of share-based payments (note 8.3) (in shares)	[1]			1,000,000
Recognition of share-based payments (note 8.3)		35	35			29		6
Mandatorily convertible notes (note 11.2)		(920)	(920)				(331)		(589)
Share buyback (note 11.1) (in shares)	[1]			(171,000,000)
Share buyback (note 11.1)		(5,170)	(5,170)			(5,170)
Dividend (notes 11.4 and 11.5)		(601)	(312)						(312)					(289)
Put option NSI (note 11.5.2)		(119)	(119)						(119)
Divestment of Cleveland-Cliffs shares (note 2.5)		0							678			(678)
Other movements		$ (9)	(9)						(9)
Ending balance (in shares) at Dec. 31, 2021		910,893,202		911,000,000	[1]
Ending balance at Dec. 31, 2021		$ 51,344	49,106	$ 350		(2,186)	509	31,803	36,702	(18,244)	2,690	499	(3,017)	2,238
Changes in equity [abstract]
Net income (including non-controlling interests)		9,538	9,302						9,302					236
Other comprehensive income (loss)		(1,835)	(1,785)							(2,575)	215	(52)	627	(50)
Total comprehensive income (loss)		7,703	7,517						9,302	(2,575)	215	(52)	627	186
Cancellation of shares (note 11.1)		0		$ (38)		3,201		(3,163)
Recognition of share-based payments (note 8.3) (in shares)	[1]			1,000,000
Recognition of share-based payments (note 8.3)		38	38			27		11
Share buyback (note 11.1) (in shares)	[1]			(107,000,000)
Share buyback (note 11.1)		(2,937)	(2,937)			(2,937)
Dividend (notes 11.4 and 11.5)		(636)	(332)						(332)					(304)
Put option NSI (note 11.5.2)		(177)	(177)						(177)
Non-controlling interests relating to acquisitions (note 2.2.4)		233												233
Capital increase ArcelorMittal Liberia (note 11.5.1)		0	(45)						(45)					45
Other movements		$ 22	(18)						(8)			(10)		40
Ending balance (in shares) at Dec. 31, 2022		805,337,929		805,000,000	[1]
Ending balance at Dec. 31, 2022		$ 55,590	53,152	$ 312		(1,895)	509	28,651	45,442	(20,819)	2,905	437	(2,390)	2,438
Changes in equity [abstract]
Net income (including non-controlling interests)		1,022	919						919					103
Other comprehensive income (loss)		1,274	1,258							2,378	(927)	(108)	(85)	16
Total comprehensive income (loss)		2,296	2,177						919	2,378	(927)	(108)	(85)	119
Cancellation of shares (note 11.1)		0		$ (9)		664		(655)
Conversion of mandatorily convertible notes (in shares)				57,000,000
Conversion of mandatorily convertible notes (note 11.2)		231	231			1,534	(509)	(794)
Recognition of share-based payments (note 8.3) (in shares)	[1]			2,000,000
Recognition of share-based payments (note 8.3)		39	39			56		(17)
Share buyback (note 11.1) (in shares)	[1]			45,000,000
Share buyback (note 11.1)		(1,208)	(1,208)			(1,208)
Dividend (notes 11.4 and 11.5)		(520)	(369)						(369)					(151)
Disposal of Erdemir shares (note 2.5)		0							333			(333)
Conversion of mandatorily convertible notes (note 11.2)		(315)	(24)						(24)					(291)
Mandatorily convertible bond extension (note 11.2)		(32)												(32)
Capital increase ArcelorMittal Liberia (note 11.5.1)		0	(15)						(15)					15
Other movements		$ (13)	(22)						(22)					9
Ending balance (in shares) at Dec. 31, 2023		819,271,756		819,000,000	[1]
Ending balance at Dec. 31, 2023		$ 56,068	$ 53,961	$ 303		$ (849)	$ 0	$ 27,185	$ 46,264	$ (18,441)	$ 1,978	$ (4)	$ (2,475)	$ 2,107

[1]	Amounts are in millions of shares (treasury shares are excluded).